UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM 13F

FORM 13F COVER PAGE


Report for the Quarter Ended: March 31, 2010

Institutional Investment Manager Filing this Report:

Aristeia Capital, LLC
136 Madison Avenue, 3rd Floor
New York, NY 10016

13F File Number:  28-7622

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Robert H. Lynch, Jr.
Title: Managing Member
Phone: (212) 842-8900
Signature, Place, and Date of Signing:

Robert H. Lynch, Jr.           New York, NY         May 17, 2010

Report Type:

13F Holdings Report


List of  Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.











FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:   62

Form 13F Information Table Value Total: $1109043









A D C TELECOMMUNICATIONS	NOTE 3.500% 7/1 	  000886AF8		16550	      22150000	    PRN

AMBAC FINL GROUP INC	 	UNIT 99/99/9999 	  023139702		    252	            25400	      SH

AMERICAN INTL GROUP INC	UNIT 99/99/9999 	  026874115		  5787	          566246	      SH

ARVINMERITOR INC	 	NOTE 4.625% 3/0 	  043353AF8		20196	      21050000	    PRN

BIOMARIN PHARMACEUTICAL INC	NOTE 1.875% 4/2 	  09061GAD3		41437	      32373000	    PRN

CEMEX SAB DE CV	 	SPON ADR NEW 	  151290889		  5856	          573600	      SH

CHESAPEAKE ENERGY CORP	NOTE 2.500% 5/1 	  165167BZ9		19260	      23700000	    PRN

CHESAPEAKE ENERGY CORP	NOTE 2.500% 5/1 	  165167CA3		21914	      27000000	    PRN

CHESAPEAKE ENERGY CORP	NOTE 2.250%12/1   165167CB1		  3037	        4157000	    PRN

CHINA MED TECHNOLOGIES INC	NOTE 3.500%11/1   169483AB0		  1578	        2000000	    PRN

CIENA CORP	 		NOTE 0.875% 6/1 	  171779AE1		21499	      31500000	    PRN

CITIGROUP INC	 		UNIT 99/99/9999 	  172967416		19046	          157000	      SH

COMMSCOPE INC	 	NOTE 3.250% 7/0 	  203372AG2		17622	      14500000	    PRN

COMPUCREDIT CORP	 	NOTE 3.625% 5/3 	  20478NAB6		  5180	        8000000	    PRN

COMPUCREDIT CORP	 	NOTE 5.875%11/3   20478NAD2		  7139	      14950000	    PRN

CONCUR TECHNOLOGIES INC	COM 		  206708109		  4921	          120000	      SH

CONEXANT SYSTEMS INC	 	COM NEW 	  207142308		    710	         208896	      SH

DRYSHIPS INC.	 		NOTE 5.000%12/0   262498AB4		41184	      40000000	    PRN

EQUINIX INC	 		NOTE 3.000%10/1   29444UAG1		30893	      29576000	    PRN

EVERGREEN SOLAR INC	 	NOTE 4.000% 7/1 	  30033RAC2		18190	      34751000	    PRN

EXTERRAN HLDGS INC	 	NOTE 4.250% 6/1 	  30225XAA1		26249	      21176000	    PRN

FELCOR LODGING TR INC	 	PFD CV A $1.95 	  31430F200		    280	            15500	      SH

FORD MTR CO DEL	 	NOTE 4.250%11/1   345370CN8		41146	      27500000	    PRN

GENERAL CABLE CORP DEL NEW	NOTE 4.500%11/1   369300AL2		  4799	        4980000	    PRN

ICO GLOBAL COMM HLDGS LTD DE	CL A 		  44930K108		  1007	          853435	      SH

INTERNATIONAL COAL GRP INC N	NOTE 9.000% 8/0 	  45928HAD8		  9359	        7874000	    PRN

INVERNESS MED INNOVATIONS IN	PFD CONV SER B  46126P304		28927	          109432	      SH

JETBLUE AIRWAYS CORP	 	DBCV 6.750%10/1   477143AF8		  6984	        5000000	    PRN

KKR FINANCIAL HLDGS LLC	NOTE 7.500% 1/1 	  48248AAD0		24675	      20000000	    PRN

KNIGHT CAPITAL GROUP INC	CL A 		  499005106		13668	          895100	      SH

LDK SOLAR CO LTD	 	NOTE 4.750% 4/1 	  50183LAB3		12563	      15000000	    PRN

LIBERTY MEDIA CORP	 	DEB 3.500% 1/1 	  530715AN1		22603	      46100000	    PRN

LIBERTY MEDIA CORP	 	DEB 4.000%11/1 	  530715AG6		27438	      50000000	    PRN

LIBERTY MEDIA CORP	 	DEB 3.750% 2/1 	  530715AL5		32309	      61140000	    PRN

LINCARE HLDGS INC	 	DBCV 2.750%11/0   532791AE0		  9543	        8300000	    PRN

LINCARE HLDGS INC	 	NOTE 2.750%11/0   532791AF7		35165	      30100000	    PRN

MANNKIND CORP	 		NOTE 3.750%12/1   56400PAA0		  8760	      13739000	    PRN

MICROCHIP TECHNOLOGY INC	SDCV 2.125%12/1   595017AB0		31242	      31478000	    PRN

MICRON TECHNOLOGY INC	NOTE 4.250%10/1   595112AJ2		90367	      42000000	    PRN

NEWMONT MINING CORP	 	COM 		  651639106		12142	          238400	      SH

NOVAGOLD RES INC	 	NOTE 5.500% 5/0 	  66987EAA5		10047	        9945000	    PRN

OMNICARE INC	 		DBCV 3.250%12/1   681904AL2		17798	      20939000	    PRN

POWERWAVE TECHNOLOGIES INC	NOTE 1.875%11/1   739363AD1		    915	          986000	    PRN

POWERWAVE TECHNOLOGIES INC	NOTE 3.875%10/0   739363AF6		10900	      15500000	    PRN

PROLOGIS	 		NOTE 2.625% 5/1 	  743410AS1		  6079	        6441000	    PRN

ROYAL BK SCOTLAND GROUP PLC	SP ADR PREF T 	  780097713		    352	            24628	      SH

ROYAL BK SCOTLAND GROUP PLC	SP ADR PREF S 	  780097739		    153	           11600	      SH

ROYAL BK SCOTLAND GROUP PLC	ADR PREF SER N   780097770		13555	        1073231	      SH

ROYAL BK SCOTLAND GROUP PLC	SP ADR L RP PF 	  780097788		    666	            41498	      SH

ROYAL BK SCOTLAND GROUP PLC	SP ADR PREF M 	  780097796		16508	        1299881	      SH

ROYAL BK SCOTLAND GROUP PLC	SPON ADR SER H  780097879		    552	           28675	      SH

SIRIUS SATELLITE RADIO INC	NOTE 3.250%10/1   82966UAD5		  3353	        3500000	    PRN

SOLARFUN POWER HOLDINGS CO SPONSORED ADR  83415U108		    923	          117600	      SH

SUNPOWER CORP	 	DBCV 4.750% 4/1 	  867652AC3		36138	      37758000	    PRN

TREX CO INC	 		NOTE 6.000% 7/0 	  89531PAA3		  9513	        7945000	    PRN

TTM TECHNOLOGIES INC	 	NOTE 3.250% 5/1 	  87305RAC3		  8906 	      10000000	    PRN

UAL CORP	 		NOTE 6.000%10/1   902549AJ3	             112322	      46561000	    PRN

US AIRWAYS GROUP INC	 	NOTE 7.250% 5/1 	  911905AC1		 50770	      28000000	    PRN

USEC INC	 		NOTE 3.000%10/0   90333EAC2		 46919	      58375000	    PRN

VERISIGN INC	 		SDCV 3.250% 8/1 	  92343EAD4		 10065	      11127000	    PRN

VIRGIN MEDIA INC	 	NOTE 6.500%11/1   92769LAB7		  3684	        3000000	    PRN

VIROPHARMA INC	 	NOTE 2.000% 3/1 	  928241AH1		  7448	        7843000	    PRN



                                                                                   1109043